UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ReachCapital Management, LLC
Address: 500 Mamaroneck Avenue

         Harrison, New York  10528

13F File Number:  28-10417

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Panzier
Title:     CFO
Phone:     914-899-3600

Signature, Place, and Date of Signing:

     Ron Panzier     Harrison, NY     May 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $7,971 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GERDAU S A                     SPONSORED ADR    373737105     1046   114300 SH       SOLE                   114300
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     1132    45000 SH       SOLE                    45000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     2079    60226 SH       SOLE                    60226
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     1338    88300 SH       SOLE                    88300
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     1304    43890 SH       SOLE                    43890
TV AZTECA S A DE C V           SPONSORED ADR    901145102     1072   229000 SH       SOLE                   229000